Loans payable	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Loans payable [Text Block]

9 Loans payable

Shareholder loans	December 31, 2025	December 31, 2024
Principal opening balance	$1,043,565	$499,631
Net Addition	-	500,000
Unrealized foreign exchange	(25,801)	43,934
Principal ending balance	$1,017,764	$1,043,565

In September 2014, the Company received two loans from an independent shareholder that bear interest of 10% per annum, compounded monthly, are non-secured and are due on demand. During the year ended December 31, 2024, the Company received $500,000 in additional loans from shareholders which were unsecured, non-interest bearing loans which are due on demand. During the year ended December 31, 2024, the Company entered into formal promissory notes for USD $230,000 and CAD $500,000 which will be payable on December 31, 2025 and bear interest at 8% per annum. These notes are past due and payable on demand. As at December 31, 2025, total accrued interest was $371,358 (December 31, 2024 - $273,015) and was included in accounts payable and accrued liabilities.

Director loans	December 31, 2025	December 31, 2024
Principal opening balance	$323,823	$251,691
Additional loans (repayments)	30,000	50,000
Unrealized foreign exchange	(12,998)	22,132
Principal ending balance	$340,825	$323,823

The loans bear interest of between 10% and 12% per annum, are non-secured, and are repayable on demand. During the year ended December 31, 2025, the Company received $30,000 (December 31, 2024 - $50,000) in additional loans from a director which are unsecured, non-interest bearing loans which are due on demand. During the year ended December 31, 2025, the Company repaid $nil (December 31, 2024 - $250,000) in accrued interest and as at December 31, 2025, total interest accrued was $424,358 (December 31, 2024 - $374,285) and was included in accounts payable and accrued liabilities.

Executive loans	December 31, 2025	December 31, 2024
Principal opening balance	$218,116	$-
Additional loan	357,273	232,505
Net repayments	(268,857)	(14,389)
Settled shares for debt	(45,000)	-
Unrealized foreign exchange	(4,221)	-
Principal ending balance	$257,311	$218,116

As at December 31, 2025, the Company had outstanding loans from the CEO and the CEO's spouse of $257,311 (December 31, 2024 - $218,116). During the year ended December 31, 2025, the Company received $288,841 in new loans (December 31, 2024 - USD$91,550 ($136,648)) that bears interest of 8% per annum, compounded monthly, are non-secured and are due on demand. In addition, the Company received a $68,432 in loans from the CEO and the CEO's spouse (December 31, 2024 - $95,857) that are non-interest bearing, non-secured and are due on demand. The Company repaid a total of $313,857 (December 31, 2024 - $14,389) of these loans during the current year. During the year ended December 31, 2025, the Company settled $45,000 (December 31, 2024 - $nil) through a shares for debt transaction (Note 12).

As at December 31, 2025, total interest accrued was $nil (December 31, 2024 - $4,699) and was included in accounts payable and accrued liabilities.

Promissory note (1)	December 31, 2025	December 31, 2024
Principal opening balance	$30,000	$30,000
Additions	35,000	-
Principal ending balance	$65,000	$30,000

During the year ended December 31, 2025, the Company received a loan of $35,000 which is non-interest bearing, non-secured and is due on demand.

Promissory note (2)	December 31, 2025	December 31, 2024
Principal opening balance	$414,950	$-
Additions	-	399,818
Interest	26,894	4,862
Unrealized foreign exchange	(22,452)	10,270
Principal ending balance	$419,392	$414,950

During the year ended December 31, 2024, the Company received a USD$285,000 (CAD $399,818) promissory note that bears interest at 12% per annum, is unsecured and is repayable up to September 30, 2025. The promissory note is past due and payable on demand. Interest on the promissory note was $26,894 (December 31, 2024 - $4,862). During the year ended December 31, 2025, the ownership of the USD $285,000 loan was transferred to the CEO of the Company through a private transaction.

Promissory note - (3)	December 31, 2025	December 31, 2024
Principal opening balance	$532,695	$-
Additions	-	476,563
Interest	61,606	28,332
Repayments	(58,909)	-
Unrealized foreign exchange	(31,189)	27,800
Principal ending balance	$504,203	$532,695

During the year ended December 31, 2024, the Company entered into a loan agreement for USD $350,000 ($476,563). The loan bears interest at 12% per annum, is unsecured and is repayable on or before December 31, 2025. During the year ended December 31, 2025, interest on the promissory note was $61,606 (December 31, 2024 - $28,332). During the year ended December 31, 2025, the ownership of the USD $350,000 loan was transferred to the CEO of the Company through a private transaction.

Promissory note - (4)	December 31, 2025	December 31, 2024
Principal opening balance	$-	$-
Additions	400,000	-
Interest	26,433	-
Principal ending balance	$426,433	$-

During the year ended December 31, 2025, the Company received a $400,000 promissory note that bears interest at 12% per annum, is unsecured and is repayable on June 30, 2026. The term can be extended for a period of three months up to September 30, 2026. During the year ended December 31, 2025, interest on the promissory note was $26,433 (December 31, 2024 - $nil).

Promissory note - (5)	December 31, 2025	December 31, 2024
Principal opening balance	$-	$-
Additions	703,180	-
Interest	10,604	-
Unrealized foreign exchange	(17,895)
Principal ending balance	$695,889	$-

During the year ended December 31, 2025, the Company entered into a loan agreement for USD $500,000 ($703,180). The loan bears interest at 12% per annum, is unsecured and is repayable on or before September 30, 2026, and can extended for three months to December 31, 2026. During the year ended December 31, 2025, interest on the promissory note was $10,604 (December 31, 2024 - $nil).

Promissory note (6)	December 31, 2025	December 31, 2024
Opening balance	$-	$-
Additions	1,096,900	-
Settled shares for debt	(1,096,900)
Principal ending balance	$-	$-

During the year ended December 31, 2025, the Company received $1,096,900 in loans and advances that are non-interest bearing, non-secured and are due on demand and, during current period, settled $1,096,900 through a shares for debt transaction (Note 12).